AmericaFirst Quantitative Funds

AmericaFirst Monthly Risk-On Risk Off Fund

Class A:  ABRFX  Class U:  ABRUX  Class I:  ABRWX

(Formerly known as AmericaFirst Tactical Alpha Fund)

Class A:  ABRFX  Class U:  ABRUX  Class I:  ABRWX

Incorporated herein by reference is the definitive version of the prospectus for the AmericaFirst Monthly Risk-On Risk Off Fund (formerly known as the AmericaFirst Tactical Alpha Fund) filed pursuant to Rule 497(c) under the Securities Act of 1933, as supplemented, on September 1, 2019 (Accession Number: 0001162044-19-000568).